CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (742)	$ (2,824)	$ (1,401)	$ (1,863)	$ (3,264)	$ (4,006)
Adjustments to reconcile net loss to net cash used in operating activities:
Decrease (increase ) in other account receivables	121	(543)	(3)	(255)	(258)	(137)
Increase in other payables and accrued expenses	(37)	10	160	39	199	162
Decrease (increase) in related company balance	492	198	140	(212)	(72)	420
Changes in fair value of the derivative related to Service Agreement	(59)	2,117	1,048	(966)	82	23
Other than temporary impairment of investment in Parent Company	0	0	0	323	323	323
Stock based compensation	30	68	0	220	220	250
Net cash used in operating activities	(195)	(974)	(56)	(2,714)	(2,770)	(2,965)
Cash flows from investing activities:
Purchase of property and equipment	(2)	0				(2)
Net cash provided by investing activities	(2)	0				(2)
Cash flows from financing activities:
Proceeds from issuance of Common Stock and warrants, net	0	0	3,497	0	3,497	3,497
Net cash provided by financing activities	0	0	3,497	0	3,497	3,497
Change in cash and cash equivalents	(197)	(974)	3,441	(2,714)	727	530
Cash and cash equivalents at the beginning of the period	727	3,441	0	3,441	0	0
Cash and cash equivalents at the end of the period	$ 530	$ 2,467	$ 3,441	$ 727	$ 727	$ 530